Related Party Transactions - Transfers of Participation Interest (Details) - USD ($)	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Related Party Transaction
Principal Balance	$ 567,520,973	$ 480,151,151	$ 424,174,758
Carrying Value	558,019,000	469,673,314	422,280,515
Principal Balance	453,638,529	370,566,055	241,152,827
Carrying Value	0	91,940,062	105,245,801
Secured borrowing
Related Party Transaction
Principal Balance	54,078,939	49,954,068	26,454,910
Carrying Value	54,416,729	50,264,568	26,407,494
Principal Balance	37,371,625	34,521,104	18,281,848
Carrying Value	37,503,542	34,586,129	18,187,663
Secured borrowing | Windy Hill PV Five CM, LLC
Related Party Transaction
Principal Balance	54,078,939	49,954,068	26,454,910
Carrying Value	$ 54,416,729	$ 50,264,568	$ 26,407,494
% Transferred	69.11%	69.11%	69.11%
Principal Balance	$ 37,371,625	$ 34,521,104	$ 18,281,848
Carrying Value	37,503,542	34,586,129	18,187,663
Participating Mortgage Loan
Related Party Transaction
Principal Balance	123,516,548	100,619,048	167,891,127
Carrying Value	124,567,806	100,974,244	168,649,216
Principal Balance	57,911,481	42,048,294	71,266,303
Carrying Value	58,587,148	42,232,027	71,581,897
Participating Mortgage Loan | 14th & Alice Street Owner, LLC
Related Party Transaction
Principal Balance			32,625,912
Carrying Value			$ 32,877,544
% Transferred			80.00%
Principal Balance			$ 26,100,729
Carrying Value			26,211,548
Participating Mortgage Loan | 370 Lex Part Deux, LLC
Related Party Transaction
Principal Balance	60,583,057	60,012,639	53,874,507
Carrying Value	$ 60,583,057	$ 60,012,639	$ 53,912,363
% Transferred	35.00%	35.00%	35.00%
Principal Balance	$ 21,204,070	$ 21,004,424	$ 18,856,078
Carrying Value	21,204,068	21,004,423	18,856,077
Participating Mortgage Loan | City Gardens 333 LLC
Related Party Transaction
Principal Balance			28,303,628
Carrying Value			$ 28,307,408
% Transferred			14.00%
Principal Balance			$ 3,962,509
Carrying Value			3,963,010
Participating Mortgage Loan | Orange Grove Property Investors, LLC
Related Party Transaction
Principal Balance			10,600,000
Carrying Value			$ 10,701,924
% Transferred			80.00%
Principal Balance			$ 8,480,000
Carrying Value			8,561,523
Participating Mortgage Loan | RS JZ Driggs, LLC
Related Party Transaction
Principal Balance	16,933,491	15,606,409	8,544,513
Carrying Value	$ 17,099,374	$ 15,754,641	$ 8,629,929
% Transferred	50.00%	50.00%	50.00%
Principal Balance	$ 8,469,911	$ 7,806,370	$ 4,272,257
Carrying Value	8,552,884	7,880,516	4,314,965
Participating Mortgage Loan | Stonewall Station Mezz LLC
Related Party Transaction
Principal Balance			10,442,567
Carrying Value			$ 10,537,512
% Transferred			44.00%
Principal Balance			$ 4,594,730
Carrying Value			4,635,937
Participating Mortgage Loan | The Bristol at Southport, LLC
Related Party Transaction
Principal Balance			23,500,000
Carrying Value			$ 23,682,536
% Transferred			21.28%
Principal Balance			$ 5,000,000
Carrying Value			$ 5,038,837
Participating Mortgage Loan | William A. Shopoff , Cindy I. Shopoff
Related Party Transaction
Principal Balance	25,000,000	25,000,000
Carrying Value	$ 25,214,933	$ 25,206,964
% Transferred	52.95%	52.95%
Principal Balance	$ 13,237,500	$ 13,237,500
Carrying Value	13,351,308	$ 13,347,088
Participating Mortgage Loan | Post Brothers Holdings LLC
Related Party Transaction
Principal Balance	21,000,000
Carrying Value	$ 21,670,442
% Transferred	71.43%
Principal Balance	$ 15,000,000
Carrying Value	$ 15,478,888